Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2015 yr $ / shares shares	Jan. 30, 2015 yr $ / shares
Shares under option | shares	75,315
Weighted average exercise price	$ 21.95	$ 20.31
Weighted average remaining life | yr	5.8	5.6
$16.50 - $20.63
Shares under option | shares	31,475
Weighted average exercise price	$ 18.47
Weighted average remaining life | yr	5.1
$20.64 - $25.78
Shares under option | shares	16,035
Weighted average exercise price	$ 22.40
Weighted average remaining life | yr	3.3
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23
Shares under option | shares	6,888
Weighted average exercise price	$ 29.01
Weighted average remaining life | yr	8.6
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
$16.50 - $20.63 Non-exercisable
Shares under option | shares	8,587
Weighted average exercise price	$ 18.88
Weighted average remaining life | yr	6.8
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$25.79 - $32.23 Non-exercisable
Shares under option | shares	12,330
Weighted average exercise price	$ 28.45
Weighted average remaining life | yr	8.8
Exercisable
Shares under option | shares	54,398
Weighted average exercise price	$ 20.96
Weighted average remaining life | yr	5.0
Non-exercisable
Shares under option | shares	20,917
Weighted average exercise price	$ 24.52
Weighted average remaining life | yr	8.0
$16.50 - $20.63
Minimum exercise price	$ 16.50
Maximum exercise price	20.63
$25.79 - $32.23 Non-exercisable
Minimum exercise price	25.79
Maximum exercise price	$ 32.23